UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2016

Date of reporting period: March 31, 2016

Item 1. Reports to Stockholders.

LETTER TO SHAREHOLDERS

For the six months ended March 31, 2016, Causeway Global Absolute Return Fund’s (the “Fund’s”) Institutional Class returned 0.59% and Investor Class returned 0.49% compared to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (“Index”) return of 0.10%. Since the Fund’s inception on January 24, 2011, its average annual total returns are 2.89% for the Institutional Class and 2.62% for the Investor Class compared to the Index’s average annual total return of 0.09%. During the same period, global equity markets, as represented by the MSCI World Index (Gross) (“World Index”), returned 5.70%.

Performance Review

The Fund’s global long portfolio takes long positions in securities under swap agreements, and the Fund’s global short portfolio takes short positions in securities under swap agreements. The global long portfolio slightly underperformed the World Index, detracting from overall performance, while the global short portfolio benefited the Fund by underperforming the World Index.

October started the period as a particularly strong month, but then global equity markets were consistently weak from November through February and especially challenged in the first few weeks of January. Market volatility, driven by a global divergence in central banks’ policies, turned in investors’ favor recovering during the final month of the period. While European and Japanese central banks are expanding quantitative easing, the U.S. Federal Reserve (“Fed”) is seeking to raise interest rates (albeit at a measured pace), balancing inflationary pressure with macroeconomic and political uncertainty. Every major currency except the British pound appreciated versus the US dollar during the period, thus amplifying overall returns on overseas assets for US dollar-based investors.

The best performing developed equity markets this period included New Zealand, Australia, Belgium, Singapore, and the United States. The biggest laggards in the World Index, all of which had negative performance, included Italy, Spain, Switzerland, Israel, and the United Kingdom. The best performing industry groups in the World Index were software & services, telecommunication services, and household & personal products, while banks, diversified financials, and pharmaceuticals & biotechnology were the worst performing industry groups.

For the six months ended March 31, 2016, long exposures in the banks, telecommunication services, capital goods, and utilities industry groups, along with an overweight position in the pharmaceuticals & biotechnology industry group, detracted most from the global long portfolio’s performance relative to the World Index. Exposures to securities in the consumer durables & apparel, automobiles & components, technology hardware & equipment, transportation, and software & services industry groups contributed to relative performance. The biggest laggard was banking & financial services company, Barclays (United Kingdom). Additional top individual detractors included energy exploration & production company, SM Energy (United States), pharmaceutical & consumer healthcare products producer, Novartis (Switzerland), global financial services giant, Citigroup (United States), and retail and

2	Causeway Global Absolute Return Fund

commercial bank, HSBC Holdings (United Kingdom). The largest individual contributor to absolute return was toy manufacturer, Mattel (United States). Additional top contributors to absolute return included software giant, Microsoft (United States), integrated energy company, Chevron (United States), electronics manufacturer, Samsung Electronics (South Korea), and telecommunication services provider, KDDI (Japan).

We use a quantitative approach to select securities exposures for the global short portfolio of the Fund. Our quantitative framework seeks to take short positions in stocks that we believe are overvalued and have deteriorating earnings growth dynamics, poor technical price movements, and insolvency risk and/or inferior quality of earnings. For the period, all categories demonstrated predictive power with the exception of momentum. Companies with expensive valuations, worsening earnings growth dynamics, and those demonstrating potential insolvency and/or accounting red flags underperformed, as anticipated. Contrary to expectations, companies with weak technicals outperformed the broader market.

The global short portfolio’s relative added value for the period was due primarily to strong stock selection. We had particular success identifying downside candidates in the United States, Germany, and the United Kingdom. We also benefited by allocating more short exposure to China (compared to the World Index). From an industry group perspective, added value was concentrated in health care equipment & services, energy, and capital goods. From a stock perspective, short positions in hospital operator, Community Health Systems (United States), corporate and investment bank, Deutsche Bank (Germany), social media platform provider, Twitter (United States), U.S. pipeline operator, Kinder Morgan (United States), and computer manufacturer, Lenovo (Hong Kong) were particularly effective, as all of these stocks substantially underperformed the World Index. Detractors from short-side performance were primarily concentrated within the pharmaceuticals biotechnology & life sciences, materials, and semiconductors & semiconductor equipment industry groups. At the stock exposure level, our principal detractors included manufacturer of semiconductor testing equipment, KLA-Tencor (United States), steel manufacturer, POSCO (Korea), electric utility, Dominion Resources (United States), insulin pump manufacturer, Insulet (United States), and oil and gas property developer, National Fuel Gas (United States). The share prices of these companies appreciated during our holding periods, negatively impacting performance.

Significant Portfolio Changes

On the long side of the portfolio, our disciplined purchase and sale process led the portfolio management team to reduce exposure to several holdings that reached fair value in our view. The largest reductions in notional exposure or “sales” during the period included airline operator, Delta Air Lines (United States), power utility, PPL Corp. (United States), construction materials manufacturer, USG (United States) — which was sold as a result of a fundamental review of the investment thesis, oilfield services provider, National Oilwell Varco (United States), and toy manufacturer, Mattel (United States).

Causeway Global Absolute Return Fund	3

All of these securities were sold in their entirety during the period. Significant increases in notional exposure or “purchases” included five new additions to the global long portfolio: Energy supermajor, Royal Dutch Shell (United Kingdom), pharmaceuticals & biotechnology giant, Roche Holding (Switzerland), banking & financial services company, Lloyds Banking Group (United Kingdom), insurance provider, Allstate (United States), and multi-line insurer, Zurich Insurance Group (Switzerland).

On the short side of the portfolio, consistent with the shorter time horizon of our quantitative investment process, portfolio turnover for the period was higher than that of the long side. Notable names in which we increased short exposure included motorcycle manufacturer, Harley-Davidson (United States), pharmaceutical company, Shire (United Kingdom), healthcare staffing and transport provider, Envision Healthcare (United States), processed food and beverage producer, Kraft Heinz (United States), and telecommunications services provider, TELUS (Canada). Notable names in which we reduced or covered short exposure included property and casualty insurer, Loews (United States), renewable power generator, Enel Green Power (Italy), internet services company, Yahoo! (United States), rental car company, Hertz Global Holdings (United States), and U.S. pipeline operator, Kinder Morgan (United States).

In terms of combined long/short positioning, we have increased net exposure (absolute value of long exposures minus short exposures) to Switzerland and Italy and reduced net exposure to the Netherlands and Canada. From an economic sector perspective, we increased net exposure to financials and health care and reduced net exposure to industrials and information technology. As of March 31, 2016, total gross exposure (leverage) was modestly higher from the end of the prior fiscal year, and net exposure was slightly more negative.

Investment Outlook

With an improvement in cyclical industries’ performance — relative to the World Index — from mid-February, investors may have begun to “re-rate” upward the most undervalued segments of global equity markets. Valuations generally appear attractive in the more economically-sensitive sectors, and still relatively less attractive in the “earnings quality” haven sectors of consumer staples, utilities, real estate, and non-pharmaceutical healthcare. Investors appear to have embraced a no-growth, deflationary scenario. Negative interest rate monetary policy in Europe and Japan has likely inspired the selling of bank stocks. As interest rates decline, the cost of funding via deposits should run up against the “zero-bound” (i.e., short-term interest rates falling to zero or nearly zero) while asset yields continue to fall, further pressuring banks’ net interest margins. With respect to the global long portfolio, we are interested in the most undervalued of the banks, where management has committed to shrinking low-returning operations, cutting costs and engaging in more efficient deployment of capital which should improve bank returns and valuations. Given the volatility associated with energy stocks, the more stable

4	Causeway Global Absolute Return Fund

and well-capitalized integrated oil companies have the right combination of risk and return, especially given their propensity to generate cash and pay generous dividends. Telecommunication services companies continue to offer reasonable return potential with generally below long portfolio average levels of risk (defined as the standard deviation of returns). Increased demand for mobile applications, connectivity and rising mobile data usage bodes well for the sustainability of telecommunications revenue expansion. In a low earnings growth environment, global long portfolio exposures able to pay shareholders attractive dividends will likely become an increasingly valuable component of total return.

The global short portfolio continues to dampen overall portfolio volatility while seeking shorter-term opportunities to the downside. On an aggregate long/short portfolio basis, we are maintaining a near market-neutral posture, with -7.78% net exposure overall (long exposures minus absolute value of short exposures divided by total exposures). Consistent with our goal of delivering low equity market sensitivity, we target a 0 expected beta to the World Index, but not necessarily zero net dollar exposure. At the end of March 2016, on an aggregate basis, our largest net biases by sector are toward health care and telecommunication services, where we have significant positive net exposure, and against consumer staples and consumer discretionary, where we have meaningful negative net exposure. By geography, we are net biased toward the United Kingdom and France, and biased against the United States and Canada, and gross exposure (leverage) for the Fund is 315% (3.15x), as of March 31, 2016.

We thank you for your continued confidence in Causeway Global Absolute Return Fund.

March 31, 2016

Harry W. Hartford	Sarah H. Ketterer	James A. Doyle
Portfolio Manager	Portfolio Manager	Portfolio Manager

Jonathan P. Eng	Conor Muldoon	Foster Corwith
Portfolio Manager	Portfolio Manager	Portfolio Manager

Causeway Global Absolute Return Fund	5

Alessandro Valentini	Arjun Jayaraman	MacDuff Kuhnert
Portfolio Manager	Portfolio Manager	Portfolio Manager

Joseph Gubler	Ellen Lee
Portfolio Manager	Portfolio Manager

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

As of March 31, 2016, the annualized expense ratios were 1.76% for the Institutional Class and 2.02% for the Investor Class.

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from, the rebalancing date. The Treasury Bills comprising the Index are guaranteed by the U.S. government as to the timely payment of interest and principal. The Fund will primarily be exposed to equity securities, which are not guaranteed. It is not possible to invest directly in an index.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

The Fund is not appropriate for all investors. The Fund uses swap agreements to obtain long and short exposures to securities. Swaps are derivatives which involve the use of leverage, and the Fund will use significant leverage. The use of leverage is speculative and magnifies any losses. Short positions lose money if the price of the underlying security increases, and losses on shorts are therefore potentially unlimited. The use of swap agreements involves significant swap expenses including financing charges and transaction costs which reduce investment returns and increase investment losses. The Fund risks loss of the amount due under a swap agreement if the counterparty defaults. The Fund currently enters into swap agreements primarily with one counterparty, focusing its exposure to the credit risk of that counterparty. Swap agreements involve liquidity risks since the Fund may not be able to exit security exposures immediately, particularly during periods of market turmoil. The Fund settles swap agreements at least monthly which can cause it to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates. While the total dollar amounts of long and short exposures are expected to be approximately equal, the global long portfolio and the global short portfolio are managed using different styles and, as a result, will have exposures that will not be hedged. This is not a complete list of the Fund’s risks. See the Fund’s prospectus for additional information on risks.

6	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)*

March 31, 2016 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENTS
Dreyfus Cash Management, Institutional Class, 0.320% **,1	72,412,511	$72,413

Total Short-Term Investments
(Cost $72,413) — 99.1%		72,413

Total Investments — 99.1%
(Cost $72,413)		72,413

Other Assets in Excess of Liabilities — 0.9%		679

Net Assets — 100.0%		$73,092

A list of outstanding total return swap agreements held by the Fund at March 31, 2016, is as follows:

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day + 0.50%	Total Return of the basket of securities	2/1/2017	$47,054	$4,028

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds- 1 day – 0.50%	Total Return of the basket of securities	1/31/2017	317	327

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.35%	Total Return of the basket of securities	1/31/2017	7,590	205

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day – 0.40% to Fed Funds-1 day – 0.87%	Total Return of the basket of securities	1/31/2017	3,092	(39)

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day + 0.55% Short: Fed Funds-1 day – 0.64%	Total Return of the basket of securities	1/31/2017	660	37

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	7

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Counterparty	Reference Entity/ Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day + 0.85% Short: Fed Funds-1 day – 0.50% to Fed Funds-1 day – 0.53%	Total Return of the basket of securities	6/8/2017	$464	$143

Short Positions††

Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 8.15%	Total Return of the basket of securities	1/31/2017	(55,647)	(2,770)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day – 0.35% to Fed Funds-1 day – 0.36%	Total Return of the basket of securities	1/31/2017	(3,900)	(449)

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA + 0.55% Short: EONIA-1 day – 0.40% to EONIA-1 day – 0.50%	Total Return of the basket of securities	11/2/2017	(1,187)	(207)

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	1/31/2017	(2,624)	(318)

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day – 0.50%	Total Return of the basket of securities	4/20/2017	(1,684)	(119)

						$838

†	The following tables represent the individual stock exposures comprising the Long Custom Basket Total Return Swaps as of March 31, 2016.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
—	Delta Airlines Inc.	USD	$7
—	Mattel, Inc.	USD	13
9,400	Synnex Corp.	USD	(14)
10,100	Advance Auto Parts	USD	120

The accompanying notes are an integral part of the financial statements.

8	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
19,400	United Health Group	USD	$193
23,100	Chevron Corp.	USD	309
24,700	Cabelas	USD	17
29,646	Eli Lilly & Co.	USD	20
29,922	Johnson & Johnson	USD	111
32,000	PVH Corp.	USD	636
34,000	Allstate	USD	142
36,090	Prudential Financial	USD	250
39,900	United Continental Holdings, Inc.	USD	102
42,400	Wells Fargo & Co.	USD	75
48,349	Carnival Corp.	USD	245
51,200	Qualcomm Inc.	USD	45
64,720	Microsoft Corp.	USD	301
82,531	Citigroup Inc.	USD	221
82,900	SM Energy Co.	USD	804
85,096	Oracle Corp.	USD	349
133,351	EMC Corp.	USD	82

			$4,028

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(2,584,000)	Lenovo Group	HKD	$144
(590,000)	China Overseas Land & Investment Ltd.	HKD	19
(399,600)	AIA	HKD	(224)
(237,000)	Jiangxi Copper	HKD	(37)
(222,500)	Beijing Enterprises	HKD	(183)
(72,000)	China Unicom	HKD	(13)
(31,000)	China Life	HKD	(2)
(15,217)	Sun Hung Kai Properties	HKD	(34)
(2,333)	China Overseas Property	HKD	—
180,800	HSBC	HKD	54
280,323	China Mer Holdings	HKD	55

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	9

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Hong Kong Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
309,500	China Mobile	HKD	$163
2,464,000	CNOOC Ltd.	HKD	385

			$327

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(448,833)	Old Mutual PLC	GBP	$(110)
(426,435)	Standard Life Assurance Co	GBP	(205)
(316,151)	Tullow Oil	GBP	(152)
(305,649)	Royal Bank of Scotland Group	GBP	(25)
(226,123)	BP PLC	GBP	(33)
(210,347)	Rolls-Royce Holdings PLC	GBP	(76)
(141,841)	Serco Group PLC	GBP	(24)
(129,111)	St. Jame’s Place PLC	GBP	23
(41,059)	Shire PLC	GBP	(217)
(15,225)	Capital & Counties Properties PLC	GBP	(4)
(12,648)	Astrazeneca	GBP	(11)
(8,117)	Pearson PLC	GBP	(5)
(7,575)	Micro Focus International PLC	GBP	(9)
(6,865)	Whitbread PLC	GBP	(16)
(5,226)	ARM Holdings PLC	GBP	—
(9)	Lonmin PLC	GBP	—
(1)	Rentokil Initial PLC	GBP	—
45,955	British American Tobacco PLC	GBP	260
116,916	Barclays PLC	GBP	(221)
117,861	Royal Ductch Shell PLC	GBP	163
120,079	SSE PLC	GBP	306
128,433	Glaxosmithkline PLC	GBP	184
154,014	Michael Page International PLC	GBP	152
473,513	Aviva PLC	GBP	216

The accompanying notes are an integral part of the financial statements.

10	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

United Kingdom Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
676,525	Vodafone	GBP	$82
2,424,609	Lloyds Banking Group PLC	GBP	(73)

			$205

Europe Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(423)	Galenica	CHF	$(46)
(2,320)	Hennes & Mauritz AB	CHF	(2)
—	Geberit	CHF	—
—	Lindt & Sprungli	CHF	—
(30,232)	Nestle AG	CHF	(124)
44,827	Novartis AG	CHF	110
11,492	Roche	CHF	(59)
(5,145)	Sonova AG	CHF	(14)
(1,425)	Swisscom AG	CHF	(14)
(56,093)	TeliaSonera AB	CHF	(34)
7,316	Zurich Insurance Group AG	CHF	144

			$(39)

Japan Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(100,300)	Seibu Holdings Inc.	JPY	$(156)
(93,900)	Rakuten Inc.	JPY	(15)
(84,100)	JX Holdings Inc.	JPY	12
(34,500)	Honda Motor Co. Ltd.	JPY	(72)
(31,100)	M3 Inc.	JPY	(45)
(25,500)	Nippon Paint Holdings Co. Ltd.	JPY	(59)

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	11

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Japan Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(23,500)	Ono Pharmaceutical Co. Ltd.	JPY	$(43)
(15,500)	Kyocera Corp.	JPY	(8)
(9,700)	Canon Inc.	JPY	(20)
(9,700)	Nidec Corp.	JPY	(5)
(8,900)	Softbank Corp.	JPY	30
—	SUMCO Corp.	JPY	(1)
38,200	East Japan Railway Co.	JPY	(37)
126,100	Kddi Corp.	JPY	185
576,000	Hitachi Ltd.	JPY	271

			$37

South Korea Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(17,516)	Shinhan Financial Group	KRW	$(85)
(8,450)	Lotte Shopping	KRW	(174)
(7,834)	Samsung SDI	KRW	(55)
(4,972)	Samsung EL Mech	KRW	(6)
(2,919)	Naver Corp.	KRW	(61)
(661)	Korea Zinc Co. Ltd.	KRW	(5)
(605)	Hyundai Glovis Co. Ltd.	KRW	(19)
—	Hyundai Mobis	KRW	(1)
—	Posco	KRW	(63)
2,827	Samsung Electronics	KRW	602
14,435	SK Telecom	KRW	10

			$143

The accompanying notes are an integral part of the financial statements.

12	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

††	The following tables represent the individual stock exposures comprising the Short Custom Basket Total Return Swaps as of March 31, 2016.

United States Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(109,400)	Envision Healthcare Holdings, Inc.	USD	$174
(69,000)	Twitter Inc.	USD	108
(64,185)	Brookdale Senior Living Inc.	USD	(97)
(56,000)	Ford Motor Co.	USD	(82)
(49,500)	KKR & Co. L.P.	USD	(99)
(46,300)	Harley-Davidson	USD	(394)
(38,300)	American International Group	USD	(153)
(37,000)	JPMorgan Chase & Co.	USD	(55)
(34,600)	Intel Corp	USD	(105)
(30,900)	FMC Corp	USD	(89)
(30,400)	Reynolds American, Inc.	USD	12
(30,000)	Dominion Resources, Inc.	USD	(179)
(28,400)	AT&T Inc.	USD	(63)
(28,200)	Kraft Heinz Co.	USD	(62)
(27,200)	Verisk Analytics, Inc.	USD	(84)
(26,900)	Procter & Gamble	USD	(55)
(24,700)	Bank of America	USD	(26)
(24,400)	NXP Semiconductors NV	USD	(240)
(22,500)	Anadarko Petroleum Corp.	USD	(195)
(19,900)	Wright Medical Group, Inc.	USD	10
(19,800)	Facebook Inc.	USD	(104)
(18,900)	DuPont Co.	USD	6
(18,500)	Stericycle Inc.	USD	(227)
(17,800)	Enterprise Products Partners L.P.	USD	(22)
(16,300)	Abbott Laboratories	USD	(29)
(15,900)	Pandora Media Inc.	USD	20
(15,600)	Berkshire	USD	(117)
(14,200)	Medtronic Inc.	USD	29
(13,400)	McKesson Corp.	USD	(26)
(13,100)	Walgreens Boots Alliance, Inc.	USD	(74)
(11,400)	Philip Morris International Inc.	USD	(92)
(10,600)	Visa Inc.	USD	(45)

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	13

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

United States Custom Basket of Securities (continued)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(10,500)	Apple Inc.	USD	$(129)
(10,400)	EOG Resources Inc	USD	40
(9,900)	U.S. Bancorp	USD	(23)
(9,700)	Monsanto	USD	22
(8,600)	Aon PLC	USD	(79)
(5,900)	Cerner Corp.	USD	(11)
(5,800)	Natural Fuel Gas Co.	USD	(28)
(4,800)	SBA Communcations Corp.	USD	(10)
(4,500)	Tesla Motors	USD	(176)
(3,600)	TransDigm Group Inc.	USD	(24)
(2,900)	Chipotle Mexican Grill	USD	111
(2,500)	Monster Beverage Corp.	USD	6
(1,900)	Alliance Data	USD	(19)
(1,900)	Praxair, Inc.	USD	(25)
(1,500)	Marsh & McLennan Co.	USD	(6)
(1,400)	Starbucks Corp.	USD	(2)
(1,100)	Cooper Companies Inc	USD	(12)
(900)	Alexion Pharmaceuticals, Inc.	USD	(11)
(900)	Harris Corporation	USD	—
(900)	Vertex Pharmaceuticals Inc.	USD	5
(700)	LinkedIn Corp	USD	2
(200)	Amazon.com, Inc.	USD	(6)
(31)	FireEye, Inc.	USD	—
(1)	Hertz Global Holdings Inc.	USD	—
—	Merck & Co	USD	(18)
—	Viacom, Inc.	USD	(1)
—	T-Mobile	USD	(2)
—	WP Glimcher	USD	(19)

			$(2,770)

The accompanying notes are an integral part of the financial statements.

14	Causeway Global Absolute Return Fund

SCHEDULE OF INVESTMENTS (000)* (continued)

March 31, 2016 (Unaudited)

Canada Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(69,800)	Telus Corp.	CAD	$(266)
(32,300)	Enbridge	CAD	(140)
(22,800)	Goldcorp Inc.	CAD	(43)

			$(449)

Europe Custom Basket of Securities (Local)
Shares	Description	Currency	Net Unrealized Appreciation (Depreciation)
(119,926)	Telefonica Esp	EUR	$(84)
(98,596)	Fortum	EUR	(122)
(88,128)	Eni SpA	EUR	26
(74,725)	Deutsche Bank AG	EUR	87
(24,781)	BMW	EUR	(158)
(21,803)	ASML Holding NV	EUR	(117)
(20,522)	Daimler AG	EUR	(101)
(17,445)	Vonovia SE	EUR	1
(14,522)	Anheuser Busch InBev	EUR	(95)
(3,774)	Fresenius SE & Co.	EUR	(14)
(2,463)	Industria de Diseno Textil SA	EUR	(3)
(1,156)	BASF SE	EUR	(8)
(970)	Fresenius Medical Care AG & Co.	EUR	—
(145)	L’Oreal SA	EUR
27,244	Volkswagen AG	EUR	128
28,324	Sanofi	EUR	(76)
37,490	Schneider SA	EUR	32
50,797	Akzo Nobel	EUR	327
529,223	Caixabank	EUR	(30)

			$(207)

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	15

SCHEDULE OF INVESTMENTS (000)* (concluded)

March 31, 2016 (Unaudited)

Australia Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(40,294)	Telstra Corp. Ltd.	AUD	$(18)
(25,583)	Commonwealth Bank of Australia	AUD	(228)
(12,709)	CSL Ltd.	AUD	(64)
—	Origin Energy Ltd.	AUD	(8)

			$(318)

Singapore Custom Basket of Securities
Shares	Description	Currency	Net Unrealized Depreciation
(136,400)	Global Logistic Properties	SGD	$(24)
(525,000)	Singtel	SGD	(95)

			$(119)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of March 31, 2016.
1	Of this investment, $57,924 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at March 31, 2016 is $59,177 and $(65,042), respectively. The gross notional amounts are representative of the volume of activity during the fiscal year ended March 31, 2016.
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EONIA	Euro Over Night Index Average
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
L.P.	Limited Partnership
PLC	Public Limited Company
SGD	Singapore Dollar
USD	U.S. Dollar

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

16	Causeway Global Absolute Return Fund

SECTOR DIVERSIFICATION

As of March 31, 2016, the sector diversification was as follows (Unaudited):

Causeway Global Absolute Return Fund	% of Net Assets
Short-Term Investment	99.1%
Liabilities in Excess of Other Assets	0.9

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	17

STATEMENT OF ASSETS AND LIABILITIES (000)*

(Unaudited)

CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

3/31/16
ASSETS:
Investments at Value (Cost $72,413)	$72,413
Unrealized Appreciation on Total Return Swaps	4,740
Receivable for Fund Shares Sold	70
Prepaid Expenses	26
Receivable for Dividends	20

Total Assets	77,269

LIABILITIES:
Unrealized Depreciation on Total Return Swaps	3,902
Payable for Fund Shares Redeemed	102
Payable Due to Adviser	93
Payable for Shareholder Service Fees — Investor Class	21
Payable Due to Administrator	2
Payable for Trustees’ Fees	1
Other Accrued Expenses	56

Total Liabilities	4,177

Net Assets	$73,092

NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$84,869
Undistributed Net Investment Income	1,779
Accumulated Net Realized Loss on Investments	(14,394)
Net Unrealized Appreciation on Swap Contracts	838

Net Assets	$73,092

Net Asset Value Per Share (based on net assets of $48,808,968 ÷ 4,851,789 shares) — Institutional Class	$10.06

Net Asset Value Per Share (based on net assets of $24,282,910 ÷ 2,431,528 shares) — Investor Class	$9.99

*	Except for Net Asset Value data.

The accompanying notes are an integral part of the financial statements.

18	Causeway Global Absolute Return Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

10/01/15 to 3/31/16
INVESTMENT INCOME:
Interest	$78

Total Investment Income	78

EXPENSES:
Investment Advisory Fees	608
Transfer Agent Fees	31
Shareholder Service Fees — Investor Class	31
Professional Fees	21
Registration Fees	19
Administration Fees	13
Printing Fees	13
Custodian Fees	5
Trustees’ Fees	1
Other Fees	2

Total Expenses	744

Net Investment Loss	(666)

NET REALIZED AND UNREALIZED GAIN ON SWAP CONTRACTS:
Net Realized Loss from Swap Contracts	(2,708)
Net Change in Unrealized Appreciation on Swap Contracts	3,576

Net Realized and Unrealized Gain on Swap Contracts	868

Net Increase in Net Assets Resulting from Operations	$202

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	19

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY GLOBAL ABSOLUTE RETURN FUND

	10/01/15 to 3/31/16 (Unaudited)	10/01/14 to 9/30/15 (Audited)
OPERATIONS:
Net Investment Loss	$(666)	$(2,343)
Net Realized Gain (Loss) from Swap Contracts	(2,708)	392
Net Change in Unrealized Appreciation (Depreciation) on Swap Contracts	3,576	(5,378)

Net Increase (Decrease) in Net Assets Resulting From Operations	202	(7,329)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from Net Investment Income:
Institutional Class	(2,185)	—
Investor Class	(860)	—

Total Dividends from Net Investment Income	(3,045)	—

Net Decrease in Net Assets Derived from Capital Share Transactions(1)	(22,103)	(60,561)
Redemption Fees(2)	—	20

Total Decrease in Net Assets	(24,946)	(67,870)

NET ASSETS:
Beginning of Period	98,038	165,908

End of Period	$73,092	$98,038

Undistributed Net Investment Income	$1,779	$5,490

(1)	See Note 7 in the Notes to Financial Statements.
(2)	See Note 2 in the Notes to Financial Statements.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	Causeway Global Absolute Return Fund

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FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2016 (Unaudited) and the Fiscal Years or Period ended September 30,

For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Period ($)	Net Investment Loss ($)	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway Global Absolute Return Fund†
Institutional
2016(1)	10.39	(0.08)	0.14	0.06	(0.39)	—	(0.39)	—
2015	10.90	(0.18)	(0.33)	(0.51)	—	—	—	—	(2)
2014	11.15	(0.18)	0.36	0.18	(0.43)	—	(0.43)	—
2013	10.99	(0.18)	0.62	0.44	(0.28)	—	(0.28)	—
2012	10.31	(0.19)	1.28	1.09	(0.10)	(0.31)	(0.41)	—
2011(1)(3)	10.00	(0.12)	0.43	0.31	—	—	—	—
Investor
2016(1)	10.30	(0.09)	0.14	0.05	(0.36)	—	(0.36)	—
2015	10.84	(0.20)	(0.34)	(0.54)	—	—	—	—	(2)
2014	11.09	(0.21)	0.37	0.16	(0.41)	—	(0.41)	—
2013	10.96	(0.20)	0.59	0.39	(0.26)	—	(0.26)	—
2012	10.29	(0.21)	1.28	1.07	(0.09)	(0.31)	(0.40)	—
2011(1)(3)	10.00	(0.15)	0.44	0.29	—	—	—	—

(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.
(3)	Commenced operations on January 24, 2011.
†	Per share amounts calculated using average shares method.

Amounts designated as “—” are $0 or round to $0 unless otherwised footnoted.

The accompanying notes are an integral part of the financial statements.

22	Causeway Global Absolute Return Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Reimbursements) (%)	Ratio of Net Investment Loss to Average Net Assets (%)	Portfolio Turnover Rate (%)

10.06	0.59	48,809	1.76	1.76	(1.57)	—
10.39	(4.68)	71,205	1.66	1.66	(1.65)	—
10.90	1.64	120,731	1.71	1.71	(1.68)	—
11.15	4.29	32,888	1.75	1.94	(1.69)	—
10.99	10.65	30,986	1.82	2.31	(1.75)	—
10.31	3.10	11,444	1.85	3.51	(1.77)	—

9.99	0.49	24,283	2.02	2.02	(1.81)	—
10.30	(4.98)	26,833	1.91	1.91	(1.90)	—
10.84	1.46	45,177	1.96	1.96	(1.93)	—
11.09	3.79	29,765	2.00	2.19	(1.94)	—
10.96	10.50	32,139	2.07	2.54	(1.99)	—
10.29	2.90	2,855	2.10	3.33	(2.06)	—

The accompanying notes are an integral part of the financial statements.

Causeway Global Absolute Return Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

Causeway Global Absolute Return Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund commenced operations on January 24, 2011. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. The Trust has five additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Over-the-counter financial derivative instruments, such as swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs, or a combination of these factors. These contracts are normally valued on the basis of broker dealer (i.e. swap counterparty) quotations.

Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)), or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in the Dreyfus Cash Management money market fund are valued daily at the net asset value per share.

Securities and derivative contracts for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading

24	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

market is temporarily closed at a time when under normal conditions it would be open; the security’s primary pricing source is not able or willing to provide a price; or the security is a swap agreement that is not publicly traded. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices in markets which are not active, or prices based on inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2016:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Short-Term Investment	$72,413	$—	$—	$72,413

Total Investments in Securities	$72,413	$—	$—	$72,413

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Total Return Equity Swaps*
Unrealized Appreciation	$—	$4,740	$—	$4,740
Unrealized Depreciation	—	(3,902)	—	(3,902)

	$—	$838	$—	$838

*	Total return swap contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 based on the input level assigned under the hierarchy at the beginning and end of the reporting period.

For the six months ended March 31, 2016, there were no significant changes to the Fund’s fair value methodologies.

Causeway Global Absolute Return Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Federal Income Taxes – It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Swap Agreements – Under a swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from stipulated underlying investments identified by the Fund’s portfolio managers. In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments. The returns to be “swapped” between the Fund and the swap counterparty will be calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested, long or short, in a particular security or group of securities. The Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. The Fund’s net asset value will reflect any amounts owed to the Fund by the swap counterparty (when the Fund’s position under a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when the Fund’s position under a swap agreement is, on a net basis, “out of the money”).

Swap Agreements and Leverage – Normally, the Fund’s assets (other than the swap agreements) will be directly invested primarily in money market instruments and U.S. Treasury securities that will be used to support and cover the Fund’s obligations under its swap agreements. However, the use of a swap agreement allows the Fund to obtain investment exposures greater than it could otherwise obtain with direct investments, allowing it to effectively increase, or leverage, its total long and short investment exposures.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund.

26	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.50% of the Fund’s average daily net assets. The Adviser contractually agreed through January 31, 2017 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.75% of Institutional Class and Investor Class average daily net assets. No waivers or reimbursements were required for the six months ended March 31, 2016.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the

Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2016, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2016, approximately $362 thousand of the net assets were held by affiliated investors.

4.	Investment Transactions

During the six months ended March 31, 2016, there were no security purchases or sales, other than short-term investments.

5.	Derivatives and Risks of Investing

A swap agreement is a form of derivative that includes leverage, allowing the Fund to obtain the right to a return on a stipulated capital base that exceeds the amount the Fund has invested. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap

Causeway Global Absolute Return Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Adviser is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant. By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to close out a swap agreement immediately, particularly during times of market turmoil. It may also be difficult to value a swap agreement if the Fund has difficulty in closing the position.

The use of derivative contracts exposes an investor to various market risks. The Fund’s investment in total return equity swap agreements exposed the Fund to equity risk for the six months ended March 31, 2016. Equity risk is the risk that the value of a particular stock or stock market to which the Fund has long exposure is falling, or to which the Fund has short exposure is rising. The fair value of the total return equity swap agreements as of March 31, 2016 is reported on the Statement of Assets and Liabilities. The related change in unrealized and realized gains or losses for the reporting period is reported on the Statement of Operations.

The Fund currently expects to settle swap agreements at least monthly, and may do so more frequently, which will cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.

By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The Fund currently has entered into swap agreements with a single counterparty, focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty’s obligations to the Fund likely will not be collateralized. The Fund intends, however, to settle swap agreements at least monthly, and may do so more frequently, so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets at any given time.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of March 31, 2016, the Fund’s swap agreements were with one counterparty.

ISDA Master Arrangement

The Fund is party to an International Swaps and Derivatives Association, Inc. Master Agreement and Credit Support Annex (“ISDA Master Agreement”) which governs its swap agreements. The ISDA Master Agreement includes provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle the counterparty to elect to terminate early and cause settlement of all outstanding transactions under the ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

28	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

As of March 31, 2016, there was $57,924,352 pledged as collateral for swap agreements under the ISDA Master Agreement.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the Fund as of March 31, 2016*:

All numbers have been rounded (000):

	Assets	Liabilities
Counterparty	Total Return Swaps	Total Return Swaps	Total Over the Counter
Morgan Stanley	$4,740	$(3,902)	$838

Net Market Value of Swaps	Collateral (Received)/ Pledged	Net Exposures†
$838	$—	$838

†	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from swaps can only be netted across transactions governed under the same master agreement with the same legal entity.

*	Collateral received/pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amount received/pledged may exceed this amount and may fluctuate in value.

Because the Fund has significant exposure to foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s exposures may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund has exposures to securities denominated in foreign currencies, the Fund’s value could decrease depending on foreign exchange rates. Other risks applicable to foreign companies that could impact the value of their securities, and thus the value of the Fund’s exposures, include trading, settlement, custodial, and other operational risks;

withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the

Causeway Global Absolute Return Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2015 and September 30, 2014 were as follows (000):

	Ordinary Income	Total
2015	$—	$—
2014	3,860	3,860

As of September 30, 2015, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$5,490
Capital Loss Carryforwards	(2,375)
Unrealized Depreciation	(2,738)
Post October Losses	(9,311)

Total Accumulated Losses	$(8,934)

Post-October Losses represents losses realized on securities transactions from November 1, 2014 through September 30, 2015, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through September 30, 2015 and specified losses realized on investment transactions from October 1, 2014 through September 30, 2015. The Fund elects to defer the Late-Year Loss and treat it as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Causeway Global Absolute Return Fund	$2,375	$—	$2,375

For the fiscal year ended September 30, 2015, the Fund used $706 (000) in capital loss carryforwards.

At March 31, 2016, the cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

30	Causeway Global Absolute Return Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(continued)

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2016 (Unaudited)		Fiscal Year Ended September 30, 2015 (Audited)
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	588	$5,950	3,847	$41,247
Shares Issued in Reinvestment of Dividends and Distributions	127	1,259	—	—
Shares Redeemed	(2,716)	(27,543)	(8,066)	(85,182)

Decrease in Shares Outstanding Derived from Institutional Class Transactions	(2,001)	(20,334)	(4,219)	(43,935)

Investor Class
Shares Sold	319	3,207	867	9,160
Shares Issued in Reinvestment of Dividends and Distributions	65	642	—	—
Shares Redeemed	(558)	(5,618)	(2,431)	(25,786)

Decrease in Shares Outstanding Derived from Investor Class Transactions	(174)	(1,769)	(1,564)	(16,626)

Decrease in Shares Outstanding from Capital Share Transactions	(2,175)	$(22,103)	(5,783)	$(60,561)

8.	Significant Shareholder Concentration

As of March 31, 2016, four of the Fund’s shareholders of record owned 87% of net assets in the Institutional Class.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no disclosures or adjustments were required to the financial statements.

Causeway Global Absolute Return Fund	31

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2015 to March 31, 2016).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

32	Causeway Global Absolute Return Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

(concluded)

	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Global Absolute Return Fund

Actual Portfolio Return
Institutional Class	$1,000.00	$1,005.90	1.76%	$8.83

Hypothetical 5% Return
Institutional Class	$1,000.00	$1,016.20	1.76%	$8.87
Causeway Global Absolute Return Fund

Actual Portfolio Return
Investor Class	$1,000.00	$1,004.90	2.02%	$10.12

Hypothetical 5% Return
Investor Class	$1,000.00	$1,014.90	2.02%	$10.18

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Causeway Global Absolute Return Fund	33

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www.sec.gov.

CCM-SA-008-0600

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant because it is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees since the registrant’s last filing on Form N-CSR.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has not been any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Turner Swan Turner Swan, President

Date: June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Turner Swan Turner Swan, President

Date: June 7, 2016

By	/s/ Eric Kleinschmidt Eric Kleinschmidt, Treasurer

Date: June 7, 2016